Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income (Parentheticals) $ in Thousands	Jun. 30, 2024 USD ($)
Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Fair value upon recognition	$ 0